12. INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Stock based compensation to be issued and to be issued for services rendered	$ 1,157,000	$ 231,500
Net operating loss carry forward	1,108,000	716,950
Less: valuation allowance	(2,265,000)	(948,450)
Net deferred tax asset